Income tax expense - Summary of reconciliation between the Groups actual tax charge and statutory income tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income tax expense
Loss before income tax	¥ (502,598)	$ (78,869)	¥ (3,069,043)	¥ (676,034)
Tax credits calculated at statutory tax rate of 25%	(125,650)		(767,261)	(169,009)
Effects of preferential tax rates and different tax rates in other jurisdictions	51,843		18,900	37,139
Expenses not deductible for income tax purpose	29,102		722,458	101,536
Super deduction of research and development expenses	(11,416)		(8,390)	(6,273)
Tax losses and deductible temporary differences for which no deferred income tax assets were recognized	56,121		34,293	36,607
Income tax expense	¥ 0		¥ 0	¥ 0